UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management, Inc.

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     7/24/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  -------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  124

Form 13F Information Table Value Total:  $110,488.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                    Common            002824100    1,256   26,710 SH       SOLE       0           0  26,710    0
Alcatel-Lucent                 Spons ADR         013904305       37   15,043 SH       SOLE       0           0  15,043    0
Alcoa Inc                      Common            013817101      537   51,960 SH       SOLE       0           0  51,960    0
Anadarko Pete Corp             Common            032511107    1,946   42,872 SH       SOLE       0           0  42,872    0
Apache Corp                    Common            037411105    1,111   15,395 SH       SOLE       0           0  15,395    0
Arena Resources Inc            Common            040049108    1,892   59,400 SH       SOLE       0           0  59,400    0
Atwood Oceanics Inc            Common            050095108      481   19,320 SH       SOLE       0           0  19,320    0
Bank of America Corporation    Common            060505104      149   11,313 SH       SOLE       0           0  11,313    0
Barrick Gold Corp              Common            067901108    1,109   33,063 SH       SOLE       0           0  33,063    0
BB&T Corp                      Common            54937107     1,801   81,941 SH       SOLE       0           0  81,941    0
BHP Billiton Ltd               SPONSORED ADR     088606108    1,133   20,708 SH       SOLE       0           0  20,708    0
BJ Svcs Co                     Common            055482103      421   30,900 SH       SOLE       0           0  30,900    0
BP Amoco plc                   SPONSORED ADR     055622104      203    4,250 SH       SOLE       0           0   4,250    0
Brigham Exploration Co         Common            109178103      925  264,200 SH       SOLE       0           0 264,200    0
Bristol-Myers Squibb Co        Common            110122108      291   14,335 SH       SOLE       0           0  14,335    0
Calpine Corp                   Common            131347304      935   83,892 SH       SOLE       0           0  83,892    0
Cameron International Corp     Common            13342B105    1,530   54,060 SH       SOLE       0           0  54,060    0
Canadian Nat Res Ltd           Common            136385101      315    6,000 SH       SOLE       0           0   6,000    0
Carrizo Oil & Co Inc           Common            144577103      206   12,000 SH       SOLE       0           0  12,000    0
Centerpoint Energy Inc         Common            15189T107      111   10,007 SH       SOLE       0           0  10,007    0
Charles Schwab Corp New        Common            808513105    1,044   59,538 SH       SOLE       0           0  59,538    0
Chevron Corp New               Common            166764100      605    9,125 SH       SOLE       0           0   9,125    0
Cimarex Energy Co              Common            171798101      239    8,425 SH       SOLE       0           0   8,425    0
Cisco Sys Inc                  Common            17275R102    1,769   94,861 SH       SOLE       0           0  94,861    0
Citigroup Inc                  Common            172967101       70   23,404 SH       SOLE       0           0  23,404    0
Concho Resources Inc           Common            20605P101      866   30,200 SH       SOLE       0           0  30,200    0
Cooper Industries Ltd          CL A              G24182100    1,116   35,945 SH       SOLE       0           0  35,945    0
Cyberonics Inc                 Common            23251P102      303   18,200 SH       SOLE       0           0  18,200    0
Danaher Corp Del               Common            235851102      400    6,474 SH       SOLE       0           0   6,474    0
Deere & Co                     Common            244199105    1,660   41,554 SH       SOLE       0           0  41,554    0
Devon Energy Corp New          Common            25179M103    1,725   31,643 SH       SOLE       0           0  31,643    0
Diamond Offshore Drilling Inc  Common            25271C102    2,633   31,703 SH       SOLE       0           0  31,703    0
Duncan Energy Partners LP      COM UNITS         265026104      478   29,550 SH       SOLE       0           0  29,550    0
EMC Corp Mass                  Common            268648102      919   70,162 SH       SOLE       0           0  70,162    0
Endeavour Intl Corp            Common            29259G101      476  350,000 SH       SOLE       0           0 350,000    0
Ensco International Inc        Common            26874Q100    1,712   49,083 SH       SOLE       0           0  49,083    0
Enterprise Gp Hldgs LP         UNIT LP INT       293716106      240    9,559 SH       SOLE       0           0   9,559    0
Enterprise Prods Partners LP   Common            293792107    1,490   59,741 SH       SOLE       0           0  59,741    0
EOG Resources Inc              Common            26875P101    1,104   16,250 SH       SOLE       0           0  16,250    0
EQT Corporation                Common            26884L109    1,312   37,575 SH       SOLE       0           0  37,575    0
Exelon Corp                    Common            30161N101      258    5,041 SH       SOLE       0           0   5,041    0
Exxon Mobil Corp               Common            30231G102    5,618   80,355 SH       SOLE       0           0  80,355    0
FLIR Systems Inc               Common            302445101      386   17,130 SH       SOLE       0           0  17,130    0
FMC Technologies Inc           Common            30249U101      229    6,100 SH       SOLE       0           0   6,100    0
Freeport-McMoRan Copper & Gold Common            35671D857      189    3,762 SH       SOLE       0           0   3,762    0
General Amern Invs Inc         Common            368802104      388   20,712 SH       SOLE       0           0  20,712    0
General Electric Co            Common            369604103    1,537  131,111 SH       SOLE       0           0 131,111    0
Gilead Sciences Inc            Common            375558103      384    8,197 SH       SOLE       0           0   8,197    0
Goldman Sachs Group Inc        Common            38141G104      319    2,163 SH       SOLE       0           0   2,163    0
Halliburton Co                 Common            406216101      655   31,662 SH       SOLE       0           0  31,662    0
Helmerich & Payne Inc          Common            423452101      478   15,500 SH       SOLE       0           0  15,500    0
Home Depot Inc                 Common            437076102      339   14,328 SH       SOLE       0           0  14,328    0
Honeywell Inc.                 Common            438516106      635   20,234 SH       SOLE       0           0  20,234    0
Intel Corporation              Common            458140100      246   14,847 SH       SOLE       0           0  14,847    0
Int'l Business Machines        Common            459200101    1,776   17,009 SH       SOLE       0           0  17,009    0
iShares TR                     MSCI EMERG MKT    464287234      493   15,303 SH       SOLE       0           0  15,303    0
Johnson & Johnson              Common            478160104    1,856   32,668 SH       SOLE       0           0  32,668    0
JP Morgan & Chase & Co         Common            46625H100      579   16,973 SH       SOLE       0           0  16,973    0
Kansas City Southern           Common            485170302      261   16,175 SH       SOLE       0           0  16,175    0
Kinder Morgan Energy Partners  UT LTD PARTNER    494550106    1,532   29,966 SH       SOLE       0           0  29,966    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
L-3 Communications Hldgs Inc   Common            502424104      847   12,209 SH       SOLE       0           0  12,209    0
Lockheed Martin Corp           Common            539830109    1,457   18,069 SH       SOLE       0           0  18,069    0
Magellan Midstream Partners LP COM UNIT RP LP    559080106      370   10,650 SH       SOLE       0           0  10,650    0
Main Street Capital Corp       Common            56035L104      672   49,115 SH       SOLE       0           0  49,115    0
Mariner Energy Inc.            Common            56845T305      259   22,000 SH       SOLE       0           0  22,000    0
Martin Midstream Partners LP   UNIT LP INT       573331105    1,446   70,037 SH       SOLE       0           0  70,037    0
McDonald's Corp                Common            580135101      745   12,955 SH       SOLE       0           0  12,955    0
Medtronic Inc.                 Common            585055106      246    7,053 SH       SOLE       0           0   7,053    0
Microsoft Corp                 Common            594918104    2,053   86,375 SH       SOLE       0           0  86,375    0
Mitsubishi UFJ Finl Group IN   SPONSORED ADR     606822104       96   15,635 SH       SOLE       0           0  15,635    0
Murphy Oil Corp                Common            626717102      869   16,000 SH       SOLE       0           0  16,000    0
National Feul Gas Co. N J      Common            636180101      263    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc     Common            637071101    2,176   66,627 SH       SOLE       0           0  66,627    0
Natural Resource Partners LP   COM UNIT L P      63900P103      208    9,900 SH       SOLE       0           0   9,900    0
Newmont Mining Corp            Common            651639106    1,263   30,908 SH       SOLE       0           0  30,908    0
Noble Corporation              Common            G65422100      959   31,696 SH       SOLE       0           0  31,696    0
Noble Energy Inc               Common            655044105      501    8,500 SH       SOLE       0           0   8,500    0
Northrop Grumman Corp          Common            666807102      388    8,486 SH       SOLE       0           0   8,486    0
Novartis AG                    SPONSORED ADR     66987V109      563   13,801 SH       SOLE       0           0  13,801    0
NRG Energy Inc                 Common            629377508    1,557   59,974 SH       SOLE       0           0  59,974    0
Nvidia Corp                    Common            67066G104      474   42,020 SH       SOLE       0           0  42,020    0
Oceaneering Int'l Inc          Common            675232102      766   16,945 SH       SOLE       0           0  16,945    0
Oracle Corp                    Common            68389X105      250   11,653 SH       SOLE       0           0  11,653    0
PepsiCo Inc                    Common            713448108    1,558   28,350 SH       SOLE       0           0  28,350    0
Petrohawk Energy Corp          Common            716495106      368   16,500 SH       SOLE       0           0  16,500    0
Petroleo Brasileiro SA Petro   ADR               71654V408    1,939   47,315 SH       SOLE       0           0  47,315    0
Pfizer Inc.                    Common            717081103      310   20,655 SH       SOLE       0           0  20,655    0
Plains Expl & Prodtn Co        Common            726505100      408   14,915 SH       SOLE       0           0  14,915    0
Potash Corp Sask Inc           Common            73755L107    1,754   18,850 SH       SOLE       0           0  18,850    0
Praxair Inc                    Common            74005P104    1,214   17,087 SH       SOLE       0           0  17,087    0
Procter & Gamble Co            Common            742718109    1,418   27,740 SH       SOLE       0           0  27,740    0
QUALCOMM Inc                   Common            747525103    1,750   38,724 SH       SOLE       0           0  38,724    0
Range Resources Corp           Common            75281A109    2,007   48,455 SH       SOLE       0           0  48,455    0
Raytheon Co                    Com New           755111507      473   10,644 SH       SOLE       0           0  10,644    0
Research in Motion Ltd         Common            760975102      378    5,312 SH       SOLE       0           0   5,312    0
Rosetta Resources Inc          Common            777779307      110   12,500 SH       SOLE       0           0  12,500    0
Rowan Cos Inc                  Common            779382100      747   38,685 SH       SOLE       0           0  38,685    0
Royal Dutch Shell PLC          Spons ADR A       780259206      557   11,088 SH       SOLE       0           0  11,088    0
Royal Dutch Shell PLC          Spons ADR B       780259107      221    4,342 SH       SOLE       0           0   4,342    0
Schlumberger Ltd               Common            806857108    1,601   29,586 SH       SOLE       0           0  29,586    0
Smith International Inc        Common            832110100      319   12,400 SH       SOLE       0           0  12,400    0
Southern Co                    Common            842587107      437   14,034 SH       SOLE       0           0  14,034    0
Southwestern Energy Co         Common            845467109    3,217   82,800 SH       SOLE       0           0  82,800    0
St Mary Ld & Expl Co           Common            792228108      474   22,700 SH       SOLE       0           0  22,700    0
State Street Corp              Common            857477103      393    8,332 SH       SOLE       0           0   8,332    0
Stryker Corp                   Common            863667101      649   16,330 SH       SOLE       0           0  16,330    0
SunTrust Banks Inc             Common            867914103      286   17,391 SH       SOLE       0           0  17,391    0
Target Corp                    Common            87612E106      222    5,626 SH       SOLE       0           0   5,626    0
Texas Instruments Inc.         Common            882508104      420   19,720 SH       SOLE       0           0  19,720    0
3M Company                     Common            88579Y101      283    4,702 SH       SOLE       0           0   4,702    0
Tidewater Inc                  Common            886423102      300    7,000 SH       SOLE       0           0   7,000    0
Torchmark Corp                 Common            891027104      363    9,800 SH       SOLE       0           0   9,800    0
Transocean Ltd                 Common            G90073100    3,403   45,809 SH       SOLE       0           0  45,809    0
United Technologies Corp       Common            913017109      800   15,395 SH       SOLE       0           0  15,395    0
Vaalco Energy Inc              Common            91851C201    1,066  252,000 SH       SOLE       0           0 252,000    0
Veolia Environnement SA        Spons ADR         92334N103      514   17,414 SH       SOLE       0           0  17,414    0
Verizon Communications Inc     Common            92343V104      255    8,284 SH       SOLE       0           0   8,284    0
Vertex Pharmaceuticals Inc     Common            92532F100    1,119   31,098 SH       SOLE       0           0  31,098    0
Wal-Mart Stores Inc            Common            931142103    1,319   27,230 SH       SOLE       0           0  27,230    0
Walt Disney Co                 Common            254687106      395   16,946 SH       SOLE       0           0  16,946    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Weatherford International Ltd  Common            G95089101      667   34,100 SH       SOLE       0           0  34,100    0
Wells Fargo & Co New           Common            949746101      777   32,033 SH       SOLE       0           0  32,033    0
Weyerhaeuser Co                Common            962166104      751   24,694 SH       SOLE       0           0  24,694    0
XTO Energy Inc                 Common            98385X106    2,110   55,331 SH       SOLE       0           0  55,331    0